Consolidated Statements of Cash Flows - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
OPERATING ACTIVITIES:
Net income	¥ 3,332,071	¥ 4,190,022	¥ 3,396,753
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	10,893,657	9,921,555	9,677,339
Impairment loss on intangible assets	81,000	11,000
Provision for retirement and pension costs, less payments	252,825	200,871	256,661
Provision for allowance for doubtful accounts	68,300	48,407	33,158
Gain on sales of property and equipment	(31,809)	(38,219)	(29,733)
Loss on disposal of property and equipment	170,971	66,169	101,189
Net gain on sales of other investments	(216,646)	(23,765)	(41,251)
Impairment of other investments	30,554	14,729	29,117
Loss on sales of an investment in equity method investee	12,070
Foreign exchange loss (gain), net	18,152	(51,727)	(18,259)
Equity in net income of equity method investees, net of dividend received	(78,709)	(124,141)	(122,286)
Deferred income tax expense (benefit)	(94,343)	249,115	211,230
Others	(44,667)	(12,341)	8,560
Changes in operating assets and liabilities, net of effects from acquisition of a company:
Increase in accounts receivable	(3,751,392)	(1,565,857)	(2,819,564)
Decrease (increase) in net investment in sales-type lease—noncurrent	492,530	98,511	(9,385)
Decrease (increase) in inventories	(800,296)	(777,192)	450,256
Increase in prepaid expenses	(2,859,763)	(1,083,665)	(542,770)
Decrease (increase) in other current and noncurrent assets	(3,317,968)	(1,485,629)	715,132
Increase in accounts payable	827,792	1,760,207	648,562
Increase (decrease) in income taxes payable	(2,621)	579,414	(718,737)
Increase (decrease) in accrued expenses	(167,597)	(32,288)	873,815
Increase in deferred income—current	1,257,870	418,162	465,469
Increase (decrease) in deferred income—noncurrent	604,269	201,897	(248,061)
Increase (decrease) in other current and noncurrent liabilities	691,442	(513,647)	595,178
Net cash provided by operating activities—(Forward)	7,367,692	12,051,588	12,912,373
INVESTING ACTIVITIES:
Purchases of property and equipment	(10,623,993)	(10,898,533)	(8,157,115)
Proceeds from sales of property and equipment	3,046,189	2,574,449	772,226
Purchases of available-for-sale securities		(59,490)	(4,104)
Purchases of other investments	(410,587)	(376,067)	(282,478)
Investment in equity method investees	(99,000)	(338,166)	(338,240)
Proceeds from sales of available-for-sale securities	4,840	141,235
Proceeds from sales of other investments	534,549	808,465	40,501
Payments of guarantee deposits	(50,345)	(348,005)	(1,635,910)
Refund of guarantee deposits	92,002	21,567	1,572,885
Payments for refundable insurance policies	(56,476)	(56,362)	(47,831)
Proceeds from subsidies	200,000	200,000	200,000
Refund from insurance policies		10,108
Acquisition of a newly-controlled company, net of cash acquired (Note 2)			(167,678)
Other	(13,000)	(56,029)	(25,000)
Net cash used in investing activities	(7,375,821)	(8,376,828)	(8,072,744)
FINANCING ACTIVITIES:
Proceeds from short-term borrowings with initial maturities over three months and long-term borrowings	8,550,000	1,550,000	50,000
Repayments of short-term borrowings with initial maturities of over three months	(50,000)	(1,550,000)	(1,030,000)
Principal payments under capital leases	(4,819,530)	(4,194,215)	(4,193,654)
Proceeds from long-term accounts payable	1,498,306
Repayments of long-term accounts payable	(30,122)
Proceeds from sale and lease back			50,847
Net decrease in short-term borrowings			(150,000)
Proceeds from issuance of subsidiary stock to noncontrolling interests		3,692
Dividends paid	(1,125,841)	(1,010,844)	(1,010,695)
Payments for purchase of treasury stock	(1,504,714)
Other	(26,000)	10	3
Net cash provided by (used in) financing activities	2,492,099	(5,201,357)	(6,283,499)
FORWARD	2,483,970	(1,526,597)	(1,443,870)
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	(94,474)	2,059	116,403
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	2,389,496	(1,524,538)	(1,327,467)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	19,569,095	21,093,633	22,421,100
CASH AND CASH EQUIVALENTS, END OF YEAR	21,958,591	19,569,095	21,093,633
ADDITIONAL CASH FLOW INFORMATION:
Interest paid	302,035	241,260	239,940
Income taxes paid	2,462,106	1,377,753	2,405,067
NONCASH INVESTING AND FINANCING ACTIVITIES:
Acquisition of assets by entering into capital leases	8,301,695	8,065,674	3,678,012
Facilities purchase liabilities	2,308,790	1,497,767	1,442,810
Asset retirement obligation	31,980	45,169	287,036
Acquisition of a company (Note 2):
Assets acquired			1,064,736
Liabilities assumed			464,736
Cash paid			(600,000)
Cash acquired			432,322
Acquisition of a newly-controlled company, net of cash acquired			¥ (167,678)